Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Aurora Acquisition Corp.
Entity Central Index Key	0001835856
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1 to Form S-4